Key management compensation - Schedule of Key Management Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of key management personnel compensation [abstract]
Salaries, director fees and other short term benefits	$ 2,092	$ 2,043
Post-employment benefits	63	89
Share based payment	1,386	1,074
Total	$ 3,541	$ 3,206